Summary of accounting policies - Intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 716,895	¥ 704,516	¥ 675,685	¥ 1,724,141
Noncompete agreements
Disclosure of detailed information about intangible assets [line items]
Intangible assets				564,910
Noncompete agreements | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	6 years
Noncompete agreements | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	7 years
Trademarks, patents and others
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 77,676	92,280	221,121	704,667
Trademarks, patents and others | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	3 years
Trademarks, patents and others | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	10 years
Driver lists
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	5 years
Customer lists
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	5 years
Software | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	3 years
Software | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	5 years
Licenses
Disclosure of detailed information about intangible assets [line items]
Period to apply online payment license renewal	5 years
Intangible assets	¥ 639,219	612,236	454,564	¥ 454,564
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 0	¥ 0	¥ 0